Cover Page	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	AERCAP HOLDINGS N.V.
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001378789
Current Fiscal Year End Date	--12-31